Related Party Transactions (Details) - Schedule of Accounts Payable to Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable to Related Parties [Line Items]
Accounts payable to related parties		$ 1,033
Richard Ng [Member]
Schedule of Accounts Payable to Related Parties [Line Items]
Accounts payable to related parties		$ 1,033